RELATED PARTIES (Details)	6 Months Ended	12 Months Ended							6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2010 Minimum [Member] USD ($)	Dec. 31, 2010 Maximum [Member] USD ($)	Dec. 31, 2010 December Offering [Member] Minimum [Member] USD ($)	Dec. 31, 2010 December Offering [Member] Maximum [Member] USD ($)	Jun. 30, 2012 Avner Gal [Member] USD ($)	Jun. 30, 2012 Avner Gal [Member] ILS	Dec. 31, 2011 Avner Gal [Member] USD ($)	Jun. 30, 2012 David Malka [Member] USD ($)	Jun. 30, 2012 David Malka [Member] ILS	Dec. 31, 2011 David Malka [Member] USD ($)	Jun. 30, 2012 Zicon Ltd. [Member]	Dec. 31, 2010 Zicon Ltd. [Member] USD ($)	Dec. 31, 2009 Zicon Ltd. [Member] USD ($)	Dec. 31, 2008 Zicon Ltd. [Member] USD ($)
Related Party Transaction [Line Items]
Ownership percentage									7.80%	7.80%		3.50%	3.50%		6.83%
Amount of related party transaction									$ 122,355	480,000		$ 61,177	240,000			$ 20,000	$ 20,000	$ 20,000
Maximum options granted as a percent of shares outstanding									5.00%	5.00%		1.50%	1.50%
Options granted during period	17,500		4,273	2,984					264,778	264,778		79,434	79,434
Exercise price	$ 6.25	$ 6.25		$ 5.52	$ 6.02	$ 6.25			$ 6.25			$ 6.25
Non-cash compensation expense									145,412		290,824	436,242		87,248
The Offering:
Shares issued in offering							560,000	2,000,000
Amount of offering							$ 3,500,000	$ 12,500,000